FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial risk management [line Items]
Disclosure of detailed information about impaired loans,fair value of collateral and allowance of loan losses [text Block]
At December 31, 2017, the renegotiated credits amount to approximately S/915.6 million, of which S/339.6 million are classified as not past due nor impaired, S/165.3 million as past due but not impaired and S/410.7 million as impaired but not past due (S/845.0 million, S/304.5 million, S/201.2 million and S/339.3 million, respectively, at December 31, 2016).
	At December 31, 2017					At December 31, 2016
	Commercial loans	Residential mortgage loans	Micro- business loans	Consumer loans	Total	Commercial loans	Residential mortgage loans	Micro- business loans	Consumer loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Impaired loans	1,572,579	865,610	1,259,635	877,822	4,575,646	1,413,268	761,647	1,162,295	874,196	4,211,406
Fair value of collateral	1,692,544	734,397	34,702	118,472	2,580,115	1,542,874	639,186	69,503	93,232	2,344,795
Allowance for loan losses	835,786	119,945	1,045,694	468,342	2,469,767	813,844	116,796	1,018,242	456,047	2,404,929

Disclosure of financial assets that are either past due or impaired [text block]
The sum of items: loans with delays in payment form first day and the internal past due loans reflect the entire amount of “past due” loans in accordance with IFRS 7.

	As of December 31, 2017						As of December 31, 2016
	Current loans	Current but impaired	Loans with delays in payments of one day or more but not internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7	Current loans	Current but impaired	Loans with delays in payments of one day or more but not internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Neither past due nor impaired
Normal	91,781,038	–	–	–	91,781,038	–	86,434,694	–	–	–	86,434,694	–
Potential problems	1,487,402	–	–	–	1,487,402	–	1,717,505	–	–	–	1,717,505	–

Past due but not impaired
Normal	–	–	1,662,913	39,653	1,702,566	1,702,566	–	–	1,512,321	25,230	1,537,551	1,537,551
Potential problems	–	–	176,861	41,401	218,262	218,262	–	–	162,730	35,503	198,233	198,233

Impaired debt
Substandard	–	412,582	386,177	366,560	1,165,319	752,737	–	349,529	495,719	214,067	1,059,315	709,786
Doubtful	–	203,952	393,463	681,128	1,278,543	1,074,591	–	299,196	294,905	682,363	1,276,464	977,268
Loss	–	118,048	121,564	1,892,172	2,131,784	2,013,736	–	30,927	181,452	1,663,248	1,875,627	1,844,700
Total	93,268,440	734,582	2,740,978	3,020,914	99,764,914	5,761,892	88,152,199	679,652	2,647,127	2,620,411	94,099,389	5,267,538

Disclosure of loans and advances to banks [text block]
The classification of loans by type of banking and maturity is as follows:

	As of December 31, 2017					As of December 31, 2016
	Current loans	Current but impaired	Loans with delay in payments of one day or more but not internal overdue loans	Internal overdue loans	Total	Current loans	Current but impaired	Loans with delay in payments of one day or more but not internal overdue loans	Internal overdue loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Commercial loans	56,125,417	211,918	790,739	1,327,475	58,455,548	51,108,503	230,366	1,317,893	1,477,109	54,133,871
Residential mortgage loans	14,064,927	185,853	693,482	507,825	15,452,087	13,266,248	193,819	626,045	409,342	14,495,454
Micro-business loans y microempresa	12,288,639	207,548	774,435	656,934	13,927,557	12,451,403	18,072	180,871	301,282	12,951,628
Consumer loans	10,789,457	129,262	482,323	528,680	11,929,722	11,326,045	237,395	522,318	432,678	12,518,436
	93,268,440	734,581	2,740,979	3,020,914	99,764,914	88,152,199	679,652	2,647,127	2,620,411	94,099,389

Disclosure of external credit grades [text block]
The following table shows the analysis of the risk-rating of trading, available-for-sale and held-to-maturity investments, provided by the institutions referred to above:

	At December 31, 2017		At December 31, 2016
	S/(000)%		S/(000)%

Instruments rated in Peru:
AAA	1,254,943	3.8	1,412,290	5.1
AA- to AA+	1,313,967	4.0	1,060,347	3.8
A- to A+	6,850,118	20.9	5,483,403	19.7
BBB- to BBB+	2,279,478	7.0	1,919,853	6.9
BB- to BB+	469,679	1.4	314,913	1.1
Lower than +B	4,960	–	22,129	0.1
Unrated
BCRP certificates of deposit	10,026,038	30.5	7,066,653	25.4
Listed and unlisted securities	702,384	2.1	796,961	2.9
Restricted mutual funds	425,300	1.3	368,418	1.3
Mutual funds	167,607	0.5	50,314	0.2
Other instruments	29,181	0.1	90,407	0.3
Subtotal	23,523,655	71.6	18,585,688	66.8

	At December 31, 2017		At December 31, 2016
	S/(000)%		S/(000)%

Instruments rated abroad:
AAA	467,654	1.4	1,385,911	5.0
AA- to AA+	1,040,411	3.2	677,042	2.4
A- to A+	1,434,598	4.4	1,298,815	4.8
BBB- to BBB+	4,179,102	12.7	3,069,547	11.0
BB- to BB+	1,258,752	3.8	1,011,463	3.6
Lower than B+	19,869	0.1	148,212	0.5

Unrated:
Rated and unrated instruments	211,487	0.6	586,953	2.1
Certificates of deposit of Bolivia Central Bank	95,042	0.3	14,644	0.1
Participations of RAL funds	527,729	1.6	650,804	2.3
Mutual funds	98,911	0.3	245,730	0.9
Hedge funds	1,062	–	1,095	–
Other instruments	3,729	–	143,202	0.5
Subtotal	9,338,346	28.4	9,233,418	33.2
Total	32,862,001	100.0	27,819,106	100.0

Disclosure of offsetting of financial assets [text block]
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements:

	As of December 31, 2017
				Related amounts not offset in the consolidated statement of financial position
Description	Gross amounts recognized financial assets	Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	Net of financial assets presented in the consolidated statements of financial position	Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Receivables from derivatives	701,826	–	701,826	(86,292)	(80,140)	535,394
Cash collateral, reverse repurchase agreements and securities borrowings	7,480,420	–	7,480,420	(19,485)	(6,660,170)	800,765
Available-for-sale and held-to-maturity investments pledged as collateral	5,278,763	–	5,278,763	(4,387,330)	–	891,433
Total	13,461,009	–	13,461,009	(4,493,107)	(6,740,310)	2,227,592

	As of December 31, 2016
				Related amounts not offset in the consolidated statement of financial position
Description	Gross amounts recognized financial assets	Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	Net of financial assets presented in the consolidated statements of financial position	Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Receivables from derivatives	942,602	–	942,602	(416,084)	(30,573)	495,945
Cash collateral, reverse repurchase agreements and securities borrowings	10,919,624	–	10,919,624	(2,022,625)	(7,642,111)	1,254,888
Available-for-sale and held-to-maturity investments pledged as collateral	3,849,558	–	3,849,558	(3,719,047)	–	130,511
Total	15,711,784	–	15,711,784	(6,157,756)	(7,672,684)	1,881,344

Disclosure of offsetting of financial liabilities [text block]
Financial liabilities subject to offsetting, enforceable master agreements for offsetting and similar agreements:

	As of December 31, 2017
				Related amounts not offset in the consolidated statement of financial position
Description	Gross amounts recognized financial liabilities	Gross amounts of recognized liabilities and offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statements of financial position	Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables from derivatives	636,762	–	636,762	(86,292)	(149,846)	400,624
Payables from repurchase agreements and security lendings	13,415,843	–	13,415,843	(5,900,903)	(6,962,421)	552,519
Total	14,052,605	–	14,052,605	(5,987,195)	(7,112,267)	953,143

	As of December 31, 2016
				Related amounts not offset in the consolidated statement of financial position
Description	Gross amounts recognized financial liabilities	Gross amounts of recognized liabilities and offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statements of financial position	Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables from derivatives	673,015	–	673,015	(416,084)	(175,788)	81,143
Payables from repurchase agreements and security lendings	15,127,999	–	15,127,999	(4,476,984)	(10,621,045)	29,970
Total	15,801,014	–	15,801,014	(4,893,068)	(10,796,833)	111,113

Disclosure of market risk [text block]
As of December 31, 2017 and 2016 the Group’s VaR by type of asset is as follows:

	2017	2016
	S/(000)	S/(000)

Equity investments	2,757	9,624
Debt investments	4,504	19,371
Swaps	7,661	13,045
Forwards	2,111	2,470
Options	251	1,160
Diversification effect	(9,884)	(19,748)
Consolidated VaR by type of asset	7,400	25,922

As of December 31, 2017 and 2016, the Group’s VaR by risk type is as follows:

	2017	2016
	S/(000)	S/(000)

Interest rate risk	7,836	22,553
Price risk	2,759	9,623
Volatility risk	–	319
Diversification effect	(3,195)	(6,573)
Consolidated VaR by type of risk	7,400	25,922

Disclosure of detailed information about assets and liabilities by currencies [Text Block]
Foreign currency transactions are made at the free market exchange rates of the countries where Credicorp’s Subsidiaries are established. As of December 31, 2017 and 2016, the Group’s assets and liabilities by currencies were as follows:

	At December 31, 2017				At December 31, 2016
	Soles	U.S. Dollar	Other currencies	Total	Soles	U.S. Dollar	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Monetary assets
Cash and due from banks	3,149,300	18,578,798	1,493,889	23,221,987	2,675,238	12,131,203	1,839,328	16,645,769
Cash collateral, reverse repurchase agreements and securities borrowings	119,976	6,915,937	444,507	7,480,420	4,021	10,621,045	294,558	10,919,624
Trading securities	2,222,061	209,543	1,593,133	4,024,737	2,433,444	172,999	1,408,576	4,015,019
Available-for-sale investments	13,804,121	7,697,970	810,517	22,312,608	8,326,735	7,301,306	367,248	15,995,289
Held-to-maturity investments	3,453,790	959,583	–	4,413,373	4,102,739	1,015,681	–	5,118,420
Loans, net	56,226,385	33,580,636	6,170,256	95,977,277	53,118,275	32,215,401	5,228,092	90,561,768
Financial assets at fair value through profit or loss	48,454	489,231	–	537,685	85,333	373,766	–	459,099
Other assets	1,219,985	2,268,659	876,864	4,365,508	1,456,407	1,993,385	538,039	3,987,831
Total	80,244,072	70,700,357	11,389,166	162,333,595	72,202,192	65,824,786	9,675,841	147,702,819

Monetary liabilities
Deposits and obligations	(43,334,026)	(45,875,469)	(7,960,916)	(97,170,411)	(37,468,123)	(41,514,198)	(6,934,066)	(85,916,387)
Payables from repurchase agreements and security Lendings	(10,155,790)	(1,582,783)	(1,677,270)	(13,415,843)	(12,522,337)	(1,313,163)	(1,292,499)	(15,127,999)
Due to bank and correspondents	(3,229,753)	(4,463,659)	(303,477)	(7,996,889)	(2,630,256)	(4,644,838)	(218,822)	(7,493,916)
Financial liabilities at fair value through profit or loss	(3,094)	(26,057)	(138,938)	(168,089)	–	(6,052)	(203,468)	(209,520)
Insurance claims reserves and technical reserves and unearned premiums	(3,632,896)	(3,809,742)	(1,122)	(7,443,760)	(3,134,680)	(3,650,466)	(1,043)	(6,786,189)
Bonds and Notes issued	(3,869,494)	(12,271,451)	(101,312)	(16,242,257)	(2,544,031)	(13,291,371)	(104,201)	(15,939,603)
Other liabilities	(2,737,797)	(2,030,093)	(1,013,441)	(5,781,331)	(2,434,407)	(1,492,911)	(917,779)	(4,845,097)
Total	(66,962,850)	(70,059,254)	(11,196,476)	(148,218,580)	(60,733,834)	(65,912,999)	(9,671,878)	(136,318,711)
	13,281,222	641,103	192,690	14,115,015	11,468,358	(88,213)	3,963	11,384,108

Forwards position, net	859,439	(824,434)	(19,186)	15,819	508,304	(529,352)	(93,844)	(114,892)
Currency swaps position, net	370,697	(371,301)	3,776	3,172	245,063	(245,098)	35	–
Cross currency swaps position, net	(1,725,567)	1,814,960	(92,565)	(3,172)	(1,340,985)	1,433,012	(92,027)	–
Options, net	60,704	(60,704)	–	–	(86,059)	86,059	–	–
Net monetary position	12,846,495	1,199,624	84,715	14,130,834	10,794,681	656,408	(181,873)	11,269,216

Disclosure of detailed information about cash flows associated with the remaining contractual maturities [text Block]
The table below presents the cash flows payable by the Group by remaining contractual maturities (including future interest payments) at the date of the consolidated statement of financial position. The amounts disclosed in the table are the contractual undiscounted cash flows:
	As of December 31, 2017						As of December 31, 2016
	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/000	S/000

Financial assets	32,069,384	23,845,192	39,885,238	60,073,343	36,536,832	192,409,989	26,177,608	19,909,373	38,171,817	62,824,369	36,406,209	183,489,376

Financial liabilities by type -
Deposits and obligations	28,360,646	10,523,572	18,803,383	34,738,531	8,662,213	101,088,345	24,982,659	8,678,312	16,056,899	33,487,729	6,077,167	89,282,766
Payables from reverse purchase agreements and security lendings and due to banks and correspondents	3,658,434	1,801,493	6,363,038	6,597,765	6,352,357	24,773,087	3,015,441	2,014,116	5,572,115	10,581,827	5,101,938	26,285,437
Accounts payable to reinsurers and and coinsurers	51,426	140,648	31,489	9,862	–	233,425	38,678	157,686	35,453	5,166	–	236,983
Financial liabilities designated at fair value through profit or loss	168,089	–	–	–	–	168,089	209,520	–	–	–	–	209,520
Bonds and Notes issued	833,517	130,988	1,059,795	13,471,851	2,905,297	18,401,448	125,777	176,115	1,290,997	10,292,536	6,094,298	17,979,723
Other liabilities	1,997,270	293,864	298,986	5,310	1,341,955	3,937,385	3,941,629	133,844	200,758	4,749	8,305	4,289,285
Total liabilities	35,069,382	12,890,565	26,556,691	54,823,319	19,261,822	148,601,779	32,313,704	11,160,073	23,156,222	54,372,007	17,281,708	138,283,714

Derivative financial liabilities -
Contractual amounts receivable (Inflows)	150,149	123,114	464,466	1,770,499	790,843	3,299,071	576,992	150,223	550,989	1,765,538	522,802	3,566,544
Contractual amounts payable (outflows)	1,117,375	362,073	628,800	1,791,667	862,514	4,762,429	301,709	305,279	588,079	1,714,861	552,438	3,462,366
Total liabilities	(967,226)	(238,959)	(164,334)	(21,168)	(71,671)	(1,463,358)	275,283	(155,056)	(37,090)	50,677	(29,636)	104,178

Impaired loans, past due loans classified as net of the allowance for loan losses [Text Block]
Impaired loans, those past due loans of clients classified as substandard, doubtful or loss;

	At December 31, 2017						At December 31, 2016
	Commercial loans	Residential mortgage loans	Micro- business loans	Consumer loans	Total	%	Commercial loans	Residential mortgage loans	Micro- business loans	Consumer loans	Total	%
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Neither past due nor impaired impaired
Normal	55,043,920	14,003,445	12,048,576	10,685,098	91,781,039	96.34%	50,984,455	13,052,249	11,292,194	11,105,796	86,434,694	96.15%
Potential problem	1,081,497	61,482	240,063	104,359	1,487,401	1.56%	1,367,997	76,585	182,425	90,498	1,717,505	1.91%

Past due but not impaired
Normal	714,511	411,309	341,422	235,324	1,702,566	1.79%	329,448	503,168	274,003	430,932	1,537,551	1.71%
Potential problem	43,041	110,241	37,861	27,119	218,262	0.23%	38,703	101,805	40,711	17,014	198,233	0.22%

Impaired
Substandard	586,112	143,241	239,035	196,930	1,165,318	1.22%	468,745	143,610	224,559	222,401	1,059,315	1.18%
Doubtful	297,712	248,215	345,397	387,220	1,278,544	1.34%	355,146	231,872	309,523	379,923	1,276,464	1.42%
Loss	688,755	474,154	675,203	293,672	2,131,784	2.24%	589,377	386,165	628,213	271,872	1,875,627	2.09%
Gross	58,455,548	15,452,087	13,927,557	11,929,722	99,764,914	104.72%	54,133,871	14,495,454	12,951,628	12,518,436	94,099,389	104.68%

Less
Allowance for loan losses	1,237,616	228,287	1,476,578	1,558,017	4,500,498	4.72%	1,026,411	193,385	1,353,168	1,634,169	4,207,133	4.68%
Total, net	57,217,932	15,223,800	12,450,979	10,371,705	95,264,416	100.00%	53,107,460	14,302,069	11,598,460	10,884,267	89,892,256	100.00%

Fair value hierarchy categorized financial instruments [Text Block]
The following table analyses financial instruments measured at fair value at the reporting date, by the level in the fair value hierarchy into which the fair value measurement is categorized. The amounts are based on the values recognized in the consolidated statement of financial position:

		As of December 31, 2017				As of December 31, 2016
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		S/000	S/000	S/000	S/000	S/000	S/000	S/000	S/000
Financial assets
Derivative financial instruments:
Forward foreign exchange contracts		–	62,353	–	62,353	–	73,722	–	73,722
Interest rate swaps		–	228,461	–	228,461	–	310,221	–	310,221
Cross currency swaps		–	75,944	–	75,944	–	108,241	–	108,241
Currency swaps		–	332,376	–	332,376	–	428,928	–	428,928
Foreign exchange options		–	2,692	–	2,692	–	21,490	–	21,490
	12(b)	–	701,826	–	701,826	–	942,602	–	942,602

Trading securities		1,611,952	2,410,315	2,470	4,024,737	843,939	3,162,322	8,758	4,015,019
Financial assets at fair value through profit or loss	8	484,930	52,755	–	537,685	377,552	79,988	1,559	459,099

Available-for-sale investments:
Debt instruments
Certificates of deposit BCRP		–	7,923,706	–	7,923,706	–	4,802,608	–	4,802,608
Corporate bonds, leases and subordinate		3,988,785	4,489,275	1,461	8,479,521	3,830,740	4,209,173	109,493	8,149,406
Government treasury bonds		4,074,302	658,461	–	4,732,763	1,688,930	558,693	–	2,247,623
Mutual funds		745,546	–	79,533	825,079	55,052	466,574	139,140	660,766
Other instruments		105,787	1,002,557	537,065	1,645,409	26,571	804,192	36,613	867,376
Equity instruments		317,020	417,703	82,690	817,413	1,197,358	665,158	95,372	1,957,888
	6(a)	9,231,440	14,491,702	700,749	24,423,891	6,798,651	11,506,398	380,618	18,685,667

Total financial assets		11,328,322	17,656,598	703,219	29,688,139	8,020,142	15,691,310	390,935	24,102,387

Financial liabilities
Derivatives financial instruments:
Interest rate swaps		–	94,785	–	94,785	–	60,572	–	60,572
Forward foreign exchange contracts		–	56,869	–	56,869	–	55,437	–	55,437
Cross currency swaps		–	134,349	–	134,349	–	49,329	–	49,329
Currency swaps		–	349,779	–	349,779	–	490,475	–	490,475
Foreign exchange options		–	980	–	980	–	17,202	–	17,202
	12(b)	–	636,762	–	636,762	–	673,015	–	673,015

Bonds and Notes issued at fair value		–	7,986,539	–	7,986,539	–	8,412,515	–	8,412,515
Financial liabilities at fair value through profit or loss		–	168,089	–	168,089	–	209,520	–	209,520
Total financial liabilities		–	8,791,390	–	8,791,390	–	9,295,050	–	9,295,050

Financial assets administration off the balance sheet [Text Block]
As of December 31, 2017 and 2016, the assigned value of the financial assets under administration off the balance sheet (in millions of soles) is as follows:

	2017	2016

Pension funds	48,868	42,871
Investment funds	37,567	51,484
Equity managed	12,874	12,417
Bank trusts	3,435	3,482
Total	102,744	110,254

Summary quantitative data about entity's exposure to risk [text block]
The results of the sensitivity analysis regarding changes in interest rates at December 31, 2017 and 2016 are shown below:

	At December 31, 2017
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of economic value
			S/(000)		S/(000)
At December 31, 2017
Soles	+/-	50	-/+	1,451	-/+	354,899
Soles	+/-	75	-/+	2,176	-/+	532,348
Soles	+/-	100	-/+	2,901	-/+	709,798
Soles	+/-	150	-/+	4,352	-/+	1,064,696
U.S. Dollar	+/-	50	+/-	8,068	-/+	129,876
U.S. Dollar	+/-	75	+/-	12,103	-/+	194,813
U.S. Dollar	+/-	100	+/-	16,137	-/+	259,751
U.S. Dollar	+/-	150	+/-	24,205	-/+	389,627

	At December 31, 2016
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of economic value
			S/(000)		S/(000)
At December 31, 2016
Soles	+/-	50	-/+	8,851	-/+	285,263
Soles	+/-	75	-/+	13,276	-/+	427,895
Soles	+/-	100	-/+	17,701	-/+	570,526
Soles	+/-	150	-/+	26,552	-/+	855,790
U.S. Dollar	+/-	50	+/-	12,613	+/-	146,292
U.S. Dollar	+/-	75	+/-	18,919	+/-	219,438
U.S. Dollar	+/-	100	+/-	25,226	+/-	292,584
U.S. Dollar	+/-	150	+/-	37,838	+/-	438,876

Disclosure of detailed information about assets and liabilities by currencies at the free market exchange rates [Text Block]
Currency rate sensitivity	Change in currency rates	2017	2016
	%	S/(000)	S/(000)

Depreciation -
U.S. Dollar	5	(57,125)	(31,257)
U.S. Dollar	10	(109,057)	(59,673)

Appreciation -
U.S. Dollar	5	63,138	34,548
U.S. Dollar	10	133,292	72,934

The comparison of financial instruments are not measured at fair value hierarchy [Text Block]
Set out below is the disclosure of the comparison between the carrying amounts and fair values of the financial instruments, which are not measured at fair value, presented in the consolidated statement of financial position by level of the fair value hierarchy:

	As of December 31, 2017					As of December 31, 2016
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/000	S/000	S/000	S/000	S/000	S/000	S/000	S/000	S/000	S/000
Assets
Cash and due from banks	–	23,221,987	–	23,221,987	23,221,987	–	16,645,769	–	16,645,769	16,645,769
Cash collateral, reverse repurchase	–	7,480,420	–	7,480,420	7,480,420	–	10,919,624	–	10,919,624	10,919,624
Held-to-maturity investments	4,088,520	561,562	–	4,650,082	4,413,373	5,215,704	–	–	5,215,704	5,118,420
Loans, net	–	115,346,836	–	115,346,836	115,346,836	–	110,137,973	–	110,137,973	110,393,753
Premiums and other policies receivable	–	656,829	–	656,829	656,829	–	643,224	–	643,224	643,224
Accounts receivable from reinsurers and coinsurers	–	715,695	–	715,695	715,695	–	454,187	–	454,187	454,187
Bank acceptances	–	532,034	–	532,034	532,034	–	491,139	–	491,139	491,139
Other assets	–	1,759,125	–	1,759,125	1,759,125	–	1,286,082	–	1,286,082	1,286,082
Total	4,088,520	150,274,488	–	154,363,008	154,126,299	5,215,704	140,577,998	–	145,793,702	145,952,198

Liabilities
Deposits and obligations	–	97,170,411	–	97,170,411	97,170,411	–	85,916,387	–	85,916,387	85,916,387
Payables from repurchase agreements	–	13,415,843	–	13,415,843	13,415,843	–	15,127,999	–	15,127,999	15,127,999
Due to Banks and correspondents and other entities	–	8,034,990	–	8,034,990	7,996,889	–	7,615,935	–	7,615,935	7,493,916
Bank acceptances	–	532,034	–	532,034	532,034	–	491,139	–	491,139	491,139
Payable to reinsurers and coinsurers	–	235,185	–	235,185	235,185	–	233,892	–	233,892	233,892
Bond and Notes issued	–	8,830,070	–	8,830,070	8,255,718	–	8,137,945	–	8,137,945	7,527,088
Other liabilities	–	3,270,714	–	3,270,714	3,270,714	–	2,540,980	–	2,540,980	2,540,980
Total	–	131,489,247	–	131,489,247	130,876,794	–	120,064,277	–	120,064,277	119,331,401

Credit risk economical sectorwise [member]
Disclosure of financial risk management [line Items]
Disclosure of credit risk exposure [text block]
As of December 31, 2017 and 2016 financial instruments with exposure to credit risk were distributed considering the following economic sectors:

	2017						2016
	Designated at fair value through profit for loss						Designated at fair value through profit for loss
	Held for trading and hedging	At inception	Loans and receivables	Investments available-for- sale	Investments held-to- maturity	Total	Held for trading and hedging	At inception	Loans and receivables	Investments available- for-sale	Investments held-to- maturity	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Central Reserve Bank of Peru	2,102,330	–	21,630,506	7,925,997	–	31,658,833	2,122,662	–	18,748,155	3,419,374	–	24,290,191
Financial services	1,057,679	320,619	11,644,317	4,700,343	98,866	17,821,824	2,051,650	321,298	10,732,478	5,721,827	123,676	18,950,929
Manufacturing	23,277	29,508	14,363,997	1,529,261	13,135	15,959,178	9,886	12,026	13,952,167	1,650,833	37,965	15,662,877
Mortgage loans	–	–	14,638,363	–	–	14,638,363	–	–	13,283,126	–	–	13,283,126
Consumer loans	–	–	10,816,588	–	–	10,816,588	–	–	11,410,640	–	–	11,410,640
Micro-business loans	–	–	12,897,206	–	–	12,897,206	–	–	5,175,700	–	–	5,175,700
Commerce	52,453	45,130	11,682,985	248,396	17,950	12,046,914	35,022	3,693	14,242,421	192,136	14,765	14,488,037
Government and public administration	1,287,212	40,480	450,174	5,220,054	4,164,128	11,162,048	221,754	11,199	245,948	2,830,156	4,836,820	8,145,877
Electricity, gas and water	79,825	52,521	4,148,658	1,918,317	56,331	6,255,652	26,068	41,877	4,562,433	1,903,494	44,640	6,578,512
Community services	–	–	4,408,494	34,495	–	4,442,989	–	–	4,118,309	43,992	–	4,162,301
Communications, storage and transportation	8,285	–	3,991,424	1,182,783	34,477	5,216,969	8,043	6,659	4,122,639	983,966	35,998	5,157,305
Mining	7,728	29,249	3,031,376	329,773	–	3,398,126	40,441	32,380	2,318,702	285,571	–	2,677,094
Construction	51,812	17,820	1,790,431	400,386	9,333	2,269,782	45,030	27,033	1,910,677	387,779	9,569	2,380,088
Agriculture	3,342	–	2,272,312	5,447	–	2,281,101	14,992	–	2,222,398	5,100	–	2,242,490
Insurance	6,664	–	404,691	–	–	411,355	24,376	–	1,288,212	–	–	1,312,588
Education, health and others services	5,279	2,358	1,494,635	213,181	–	1,715,453	9,956	2,934	912,031	359,602	3,471	1,287,994
Real Estate and Leasing	10,391	–	5,306,353	77,161	–	5,393,905	17,359	–	7,115,947	244,377	–	7,377,683
Fishing	1,689	–	394,287	–	–	395,976	7,521	–	405,538	–	–	413,059
Others	28,597	–	4,976,570	638,297	19,153	5,662,617	322,861	–	4,234,272	657,460	11,516	5,226,109
Total	4,726,563	537,685	130,343,367	24,423,891	4,413,373	164,444,879	4,957,621	459,099	121,001,793	18,685,667	5,118,420	150,222,600

Credit risk geographical areawise [member]
Disclosure of financial risk management [line Items]
Disclosure of credit risk exposure [text block]
As of December 31, 2017 and 2016 financial instruments with exposure to credit risk were distributed by the following geographical areas:

	2017						2016
	Designated at fair value through profit for loss						Designated at fair value through profit for loss
	Held for trading and hedging	At inception	Loans and receivables	Investments available-for- sale	Investments held-to- maturity	Total	Held for trading and hedging	At inception	Loans and receivables	Investments available-for- sale	Investments held-to- maturity	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Peru	2,394,575	118,396	114,046,024	17,324,374	3,900,388	137,783,757	2,661,743	174,771	107,315,656	11,515,894	4,606,110	126,274,174
United States of America	195,955	291,295	1,757,745	3,049,957	111,122	5,406,074	235,036	223,223	1,722,387	2,986,309	82,536	5,249,491
Bolivia	13,372	–	7,516,991	1,213,397	–	8,743,760	–	–	6,992,985	885,013	–	7,877,998
Colombia	1,324,999	28,510	1,619,679	590,387	138,941	3,702,516	1,245,998	–	1,157,154	780,468	150,667	3,334,287
Panama	4,909	–	498,512	48,531	–	551,952	65	–	660,191	65,767	–	726,023
Chile	411,276	22,154	1,906,346	379,465	72,004	2,791,245	342,613	29,315	1,597,426	838,702	69,839	2,877,895
Brazil	22,476	–	193,120	44,062	111,168	370,826	–	–	283,056	98,022	121,794	502,872
México	19,570	30,148	80,844	329,679	70,072	530,313	–	7,654	83,792	334,116	77,423	502,985
Canada	14,804	–	39,477	74,533	–	128,814	5,819	–	28,295	72,102	–	106,216
Europe:
United Kingdom	231,336	–	112,869	172,932	3,132	520,269	364,433	–	111,019	129,960	3,218	608,630
Others in Europe	2,215	–	131,983	269,958	–	404,156	1,605	–	133,373	154,668	–	289,646
France	90,845	–	12,883	48,649	1,639	154,016	98,556	–	23,465	74,734	1,708	198,463
Spain	–	–	204,100	5,048	3,269	212,417	–	–	205,334	6,119	3,414	214,867
Switzerland	231	–	89,718	47,027	–	136,976	–	–	171,335	36,065	–	207,400
The Netherlands	–	–	–	54,251	–	54,251	–	–	–	56,136	–	56,136
Others	–	47,182	2,133,076	771,641	1,638	2,953,537	1,753	24,136	516,325	651,592	1,711	1,195,517
Total	4,726,563	537,685	130,343,367	24,423,891	4,413,373	164,444,879	4,957,621	459,099	121,001,793	18,685,667	5,118,420	150,222,600

Market price change risk [member]
Disclosure of financial risk management [line Items]
Summary quantitative data about entity's exposure to risk [text block]
Market price sensitivity	Change in market prices	2017	2016
	%	S/(000)	S/(000)

Equity securities	+/-10	81,664	130,750
Equity securities	+/-25	204,161	326,875
Equity securities	+/-30	244,993	392,250
Mutual funds	+/-10	40,937	29,234
Mutual funds	+/-25	102,343	73,085
Mutual funds	+/-30	122,811	87,701
Hedge funds	+/-10	106	110
Hedge funds	+/-25	266	274
Hedge funds	+/-30	319	329

Interest Rate Risk [Member]
Disclosure of financial risk management [line Items]
Disclosure of credit risk exposure [text block]
The table below summarizes the Group’s exposure to interest rate risks. It includes the Group’s financial instruments at carrying amounts, categorized by the earlier of contractual re-pricing or maturity dates:

	At December 31, 2017
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/000	S/(000)
Assets
Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings	11,473,580	1,859,361	4,638,314	6,222,420	79,788	6,428,944	30,702,407
Investments	1,642,823	3,789,292	4,013,113	6,208,053	11,072,700	2,111,283	28,837,264
Loans, net	12,192,582	15,509,563	23,933,640	32,989,209	12,108,217	(755,934)	95,977,277
Financial assets designated at fair value through profit or loss	–	–	–	–	–	537,685	537,685
Premiums and other policies Accounts receivable	626,392	22,088	6,500	1,849	–	–	656,829
Accounts receivable from reinsurers and coinsurers	163,425	309,669	208,531	34,070	–	–	715,695
Other assets (*)	180,725	24,927	9,736	5,946	577,129	8,221,926	9,020,389
Total assets	26,279,527	21,514,900	32,809,834	45,461,547	23,837,834	16,543,904	166,447,546

Liabilities
Deposits and obligations	26,156,669	9,513,156	17,056,114	36,200,975	6,213,829	2,029,668	97,170,411
Payables from repurchase agreements, security lending and due to banks and correspondents and banker’s acceptances outstanding	4,070,558	1,949,926	6,931,824	6,056,395	2,153,396	250,633	21,412,732
Accounts payable to reinsurers	51,814	141,708	31,726	9,937	–	–	235,185
Technical, insurance claims reserves and reserves for unearned premiums	200,307	118,642	443,141	1,918,617	3,922,902	840,151	7,443,760
Financial liabilities at fair value through profit or loss	–	–	–	–	–	168,089	168,089
Bonds and notes issued	791,247	1,656	395,125	11,998,887	2,973,831	81,511	16,242,257
Other liabilities (**)	155,851	211,103	2,434	–	–	5,176,758	5,546,146
Equity	–	–	–	–	–	22,253,703	22,253,703
Total liabilities and equity	31,426,446	11,936,191	24,860,364	56,184,811	15,263,958	30,800,513	170,472,283

Off-balance-sheet accounts
Derivative financial assets	1,397,860	2,023,671	426,309	6,993,576	2,393,197	–	13,234,613
Derivative financial liabilities	4,153,574	4,460,947	181,534	3,944,123	494,435	–	13,234,613
	(2,755,714)	(2,437,276)	244,775	3,049,453	1,898,762	–	–
Marginal gap	(7,902,633)	7,141,433	8,194,245	(7,673,811)	10,472,638	(14,256,609)	(4,024,737)
Accumulated gap	(7,902,633)	(761,200)	7,433,045	(240,766)	10,231,872	(4,024,737)	–

(*)       Includes property, furniture and equipment, net, intangible and goodwill, net, due from customers on acceptances and other assets.
(**)     Includes banker’s acceptances outstanding and other liabilities.

Investments accounted for at fair value through profit or loss and trading derivatives are not taken into account, due to the fact that these instrument are part of the trading book and the Value at Risk methodology is used to measure their market risks.

	At December 31, 2016
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/000	S/000	S/000
Assets
Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings	7,467,818	1,845,264	3,709,882	9,890,459	109,340	4,542,630	27,565,393
Investments	1,574,831	465,421	3,913,328	6,261,652	8,908,298	2,680,557	23,804,087
Loans, net	10,525,263	16,135,337	22,739,878	30,353,995	11,170,586	(363,291)	90,561,768
Financial assets designated at fair value through profit or loss	–	–	–	–	–	459,099	459,099
Premiums and other policies Accounts receivable	623,005	16,533	2,898	788	–	–	643,224
Accounts receivable from reinsurers and coinsurers	110,263	202,610	120,159	21,155	–	–	454,187
Other assets (*)	373,946	5,590	12,537	7,024	–	8,533,348	8,932,445
Total assets	20,675,126	18,670,755	30,498,682	46,535,073	20,188,224	15,852,343	152,420,203

Liabilities
Deposits and obligations	22,908,852	8,273,520	15,162,216	32,654,763	4,970,689	1,946,347	85,916,387
Payables from repurchase agreements, security lending and due to banks and correspondents to banks and correspondents	2,765,720	2,031,097	5,747,611	10,146,210	1,825,048	106,229	22,621,915
Accounts payable to reinsurers	32,963	158,957	36,633	5,339	–	–	233,892
Technical, insurance claims reserves and reserves for unearned premiums	185,671	104,065	396,609	1,730,011	3,637,198	732,635	6,786,189
Financial liabilities at fair value through profit or loss	–	–	–	–	–	209,520	209,520
Bonds and notes issued	52,366	40,792	639,238	8,492,272	6,226,773	488,162	15,939,603
Other liabilities (**)	446,131	1,577	218,539	190,300	–	3,754,658	4,611,205
Equity	–	–	–	–	–	20,116,511	20,116,511
Total liabilities and equity	26,391,703	10,610,008	22,200,846	53,218,895	16,659,708	27,354,062	156,435,222

Off-balance-sheet accounts
Derivative financial assets	461,724	2,118,173	498,864	5,738,651	3,961,574	–	12,778,986
Derivative financial liabilities	1,682,988	4,308,673	2,609,747	3,461,322	716,256	–	12,778,986
	(1,221,264)	(2,190,500)	(2,110,883)	2,277,329	3,245,318	–	–
Marginal gap	(6,937,841)	5,870,247	6,186,953	(4,406,493)	6,773,834	(11,501,719)	(4,015,019)
Accumulated gap	(6,937,841)	(1,067,594)	5,119,359	712,866	7,486,700	(4,015,019)	–

(*)       Includes property, furniture and equipment, net, intangible and goodwill, net, due from customers on acceptances and other assets.
(**)     Includes banker’s acceptances outstanding and other liabilities.